UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - .8%
Visteon	68,605	[a]	8,572,881
Banks - 6.2%
East West Bancorp	426,750		29,650,590
KeyCorp	271,641		5,280,701
MGIC Investment	1,049,855	[a]	10,907,993
SVB Financial Group	59,788	[a]	18,661,628
			64,500,912
Capital Goods - 4.0%
Fluor	614,562		29,953,752
PACCAR	197,963		12,319,237
			42,272,989
Commercial & Professional Services - 1.7%
Nielsen Holdings	599,016	[b]	18,072,313
Consumer Durables & Apparel - 2.1%
Newell Brands	928,388	[b]	21,891,389
Consumer Services - 1.4%
Norwegian Cruise Line Holdings	274,002	[a,b]	14,341,265
Diversified Financials - 13.0%
Ally Financial	770,113		19,753,398
E*TRADE Financial	435,701	[a]	27,601,658
Eaton Vance	295,297		15,886,979
Jefferies Financial Group	1,411,442		30,882,351
SLM	1,413,849	[a]	16,160,294
Synchrony Financial	494,306		17,117,817
TD Ameritrade Holding	137,302		8,128,278
			135,530,775
Energy - 11.0%
Andeavor	159,563		23,045,684
Cabot Oil & Gas	1,240,814		28,352,600
Parsley Energy, Cl. A	714,702	[a]	21,069,415
Pioneer Natural Resources	86,335		16,671,289
Valero Energy	214,425		25,988,310
			115,127,298
Food & Staples Retailing - 1.1%
US Foods Holding	323,257	[a]	11,533,810
Food, Beverage & Tobacco - 2.9%
Archer-Daniels-Midland	700,415		30,622,144
Health Care Equipment & Services - 5.3%
Boston Scientific	825,849	[a]	25,097,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 5.3% (continued)
DENTSPLY SIRONA	198,129		8,680,031
Zimmer Biomet Holdings	197,898		22,067,606
			55,845,188
Materials - 11.3%
Eagle Materials	139,756		15,146,755
Freeport-McMoRan	1,582,715		26,747,883
Huntsman	791,268		25,296,838
Newmont Mining	485,724		18,909,235
Westlake Chemical	272,209		31,502,748
			117,603,459
Media - 1.2%
Sinclair Broadcast Group, Cl. A	439,171	[b]	12,033,285
Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
Alexion Pharmaceuticals	207,148	[a]	24,056,097
Jazz Pharmaceuticals	148,350	[a]	25,071,150
Mylan	450,883	[a]	17,340,960
PRA Health Sciences	177,762	[a]	15,091,994
Sage Therapeutics	118,852	[a,b]	18,147,512
			99,707,713
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices	2,544,681	[a,b]	34,938,470
Maxim Integrated Products	339,506		19,912,027
			54,850,497
Software & Services - 9.5%
DXC Technology	160,633		14,795,906
First Data, Cl. A	1,424,125	[a]	27,058,375
Fortinet	437,412	[a]	26,760,866
Nuance Communications	1,407,554	[a]	19,016,055
Teradata	282,705	[a,b]	11,271,448
			98,902,650
Technology Hardware & Equipment - 7.7%
Ciena	645,866	[a,b]	14,887,211
Keysight Technologies	87,562	[a]	5,143,392
Lumentum Holdings	267,290	[a,b]	15,703,288
Viavi Solutions	522,936	[a]	4,973,121
Xerox	537,125		14,599,058
Zebra Technologies, Cl. A	166,280	[a]	25,525,643
			80,831,713
Transportation - 4.9%
J.B. Hunt Transport Services	70,039		8,971,996
Knight-Swift Transportation Holdings	476,113		19,368,277
Southwest Airlines	454,539		23,217,852
			51,558,125
Total Common Stocks (cost $903,129,295)			1,033,798,406

	7-Day
	Yield (%)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,361,867)	1.73	2,361,867 [c]	2,361,867

Investment of Cash Collateral for Securities Loaned - 3.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $33,306,280)	1.68	33,306,280 [c]	33,306,280
Total Investments (cost $938,797,442)		102.4%	1,069,466,553
Liabilities, Less Cash and Receivables		(2.4%)	(25,297,623)
Net Assets		100.0%	1,044,168,930

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $87,740,539 and the value of the collateral held by the fund was $91,157,505, consisting of cash collateral of $33,306,280 and U.S. Government & Agency securities valued at $57,851,225.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,033,798,406	-	-	1,033,798,406
Registered Investment
Companies	35,668,147	-	-	35,668,147

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2018, accumulated net unrealized appreciation on investments was $130,669,111, consisting of $165,110,338 gross unrealized appreciation and $34,441,227 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Automobiles & Components - 2.4%
Delphi Technologies	361,646	[a]	18,118,465
Visteon	89,792	[b]	11,220,408
			29,338,873
Banks - 9.7%
Ameris Bancorp	128,665	[a]	7,166,640
Atlantic Capital Bancshares	619,496	[b]	13,009,416
FCB Financial Holdings, Cl. A	209,505	[b]	12,769,330
First Interstate BancSystem, Cl. A	437,554		19,099,232
First Merchants	218,938		9,959,490
Great Western Bancorp	439,610		19,162,600
MGIC Investment Corp	988,770	[b]	10,273,320
Midland States Bancorp	160,965		5,221,705
Union Bankshares	504,717		20,743,869
			117,405,602
Capital Goods - 3.0%
Simpson Manufacturing	360,397		22,816,734
Tennant	153,791	[a]	12,118,731
Wesco Aircraft Holdings	103,998	[b]	1,195,977
			36,131,442
Commercial & Professional Services - 1.3%
Deluxe	229,537		15,273,392
Consumer Durables & Apparel - 1.8%
G-III Apparel Group	510,241	[b]	21,379,098
Consumer Services - 4.2%
Dave & Buster's Entertainment	131,444	[b]	5,473,328
Eldorado Resorts	101,399	[a,b]	4,583,235
Penn National Gaming	130,595	[b]	4,450,678
Pinnacle Entertainment	264,192	[b]	8,958,751
Planet Fitness, Cl. A	702,628	[b]	27,845,148
			51,311,140
Diversified Financials - 8.2%
Cannae Holdings	530,832	[b]	10,611,332
Capitol Investment IV	679,597		6,931,889
Donnelley Financial Solutions	451,002	[b]	6,927,391
Green Dot, Cl. A	183,724	[b]	13,094,009
Investment Technology Group	607,586		13,330,437
Landcadia Holdings	301,090	[a,b]	3,062,085
OneMain Holdings	889,355	[b]	28,930,718
SLM	1,006,967	[b]	11,509,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Diversified Financials - 8.2% (continued)
TPG Pace Holdings	471,627		4,895,488
			99,292,982
Energy - 10.0%
Arch Coal, Cl. A	84,180	[a]	6,916,229
Ardmore Shipping	389,072	[a,b]	3,151,483
Delek US Holdings	645,957	[a]	36,031,481
GasLog	314,655	[a]	5,663,790
Green Plains	253,045	[a]	5,402,511
Navigator Holdings	223,570	[b]	2,537,519
PBF Energy, Cl. A	333,145		15,717,781
RSP Permian	314,394	[b]	13,751,593
Scorpio Tankers	4,148,904	[a]	12,031,822
Select Energy Services, Cl. A	1,407,917	[b]	20,090,976
			121,295,185
Food & Staples Retailing - .6%
US Foods Holding	182,626	[b]	6,516,096
Health Care Equipment & Services - 4.6%
AxoGen	326,140	[a,b]	16,013,474
Evolent Health, Cl. A	1,064,409	[a,b]	21,767,164
HMS Holdings	840,590	[b]	18,181,962
			55,962,600
Materials - 11.6%
Alamos Gold, Cl. A	1,736,357		9,619,418
Cabot	529,557		31,905,809
Eagle Materials	136,230		14,764,607
IAMGOLD	2,816,132	[b]	17,572,664
Methanex	191,534		13,062,619
OMNOVA Solutions	1,670,659	[b]	17,040,722
Tahoe Resources	2,520,653	[b]	13,208,222
US Concrete	384,425	[a,b]	23,430,704
			140,604,765
Media - 3.5%
Gray Television	532,925	[a,b]	5,862,175
Nexstar Broadcasting Group, Cl. A	241,301	[a]	15,998,256
Sinclair Broadcast Group, Cl. A	764,632	[a]	20,950,917
			42,811,348
Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
Flexion Therapeutics	634,044	[a,b]	17,188,933
G1 Therapeutics	263,355	[a]	11,405,905
PRA Health Sciences	66,195	[b]	5,619,955
Revance Therapeutics	733,734	[a,b]	20,471,179
Sage Therapeutics	142,127	[a,b]	21,701,372
TherapeuticsMD	6,362,409	[b]	37,601,837

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
(continued)
Zogenix		82,356	[b]	3,504,248
				117,493,429
Software & Services - 7.7%
Acxiom		1,113,396	[b]	32,611,369
Cardtronics		759,084	[b]	19,478,095
CommVault Systems		211,603	[b]	14,463,065
Talend, ADR		462,602	[a,b]	26,266,541
				92,819,070
Technology Hardware & Equipment - 9.8%
Ciena		1,445,593	[a,b]	33,320,919
Finisar		772,923	[a,b]	12,529,082
Infinera		3,267,649	[a,b]	28,755,311
Sierra Wireless		802,043	[a,b]	13,153,505
VeriFone Systems		267,931	[b]	6,092,751
Viavi Solutions		2,641,117	[b]	25,117,023
				118,968,591
Transportation - 9.8%
Avis Budget Group		710,087	[b]	27,686,292
Knight-Swift Transportation Holdings		707,462	[a]	28,779,554
Scorpio Bulkers		462,597		3,400,088
SkyWest		550,638		31,386,366
Werner Enterprises		704,472	[a]	27,615,302
				118,867,602
Total Common Stocks (cost $964,858,164)				1,185,471,215
		Number of
		Warrants
Warrants - .0%
Diversified Financials - .0%
Landcadia Holdings (6/1/23)
(cost $208,975)		301,090		228,828
	7-Day
	Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $24,270,410)	1.73	24,270,410	[c]	24,270,410

Investment of Cash Collateral for Securities Loaned - 5.7%
Registered Investment Companies - 5.7%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $69,040,070)	1.68	69,040,070	[c]	69,040,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,058,377,619)	105.6%	1,279,010,523
Liabilities, Less Cash and Receivables	(5.6%)	(68,090,753)
Net Assets	100.0%	1,210,919,770
ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $145,748,366 and the value of the collateral held by the fund was $148,886,854, consisting of cash collateral of $69,040,070 and U.S. Government &
Agency securities valued at $79,846,784.
[b] Non-income producing security.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,109,581,281	-	-	1,109,581,281
Equity Securities—
Foreign Common
Stocks†	75,889,934	-	-	75,889,934
Registered Investment
Companies	93,310,480	-	-	93,310,480
Warrants†	228,828	-	-	228,828

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized appreciation on investments was $220,632,904, consisting of $241,754,256 gross unrealized appreciation and $21,121,352 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 20018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - .6%
General Motors	265,373		11,331,427
Banks - 15.9%
Bank of America	2,654,868		77,097,367
BB&T	646,848		33,959,520
Citigroup	389,247		25,958,882
JPMorgan Chase & Co.	794,765		85,047,803
PNC Financial Services Group	217,631		31,210,462
SunTrust Banks	337,629		22,793,334
Wells Fargo & Co.	348,069		18,792,245
			294,859,613
Capital Goods - 9.1%
Dover	132,293		10,214,343
General Electric	662,733		9,331,281
Harris	62,243		9,365,704
Honeywell International	161,311		23,859,510
L3 Technologies	106,892		21,199,890
Northrop Grumman	71,096		23,266,166
Quanta Services	255,491	[a]	9,200,231
Raytheon	156,480		32,782,560
United Technologies	230,878		28,818,192
			168,037,877
Consumer Services - .5%
Las Vegas Sands	117,241		9,450,797
Diversified Financials - 8.7%
Berkshire Hathaway, Cl. B	387,331	[a]	74,185,506
Goldman Sachs Group	70,867		16,007,438
LPL Financial Holdings	193,851		13,331,133
Morgan Stanley	372,874		18,695,902
Raymond James Financial	107,000		10,331,920
Voya Financial	546,699		28,395,546
			160,947,445
Energy - 14.2%
Anadarko Petroleum	402,974		28,127,585
Apergy	273,487	[a]	11,811,904
EOG Resources	78,303		9,224,876
Hess	338,342		20,442,624
Marathon Petroleum	456,836		36,103,749
Occidental Petroleum	664,733		55,970,519
Phillips 66	357,044		41,592,056

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Energy - 14.2% (continued)
Pioneer Natural Resources	44,791		8,649,142
Schlumberger	193,182		13,265,808
Valero Energy	310,526		37,635,751
			262,824,014
Exchange-Traded Funds - .5%
iShares Russell 1000 Value ETF	69,204		8,377,144
Food, Beverage & Tobacco - 5.2%
Coca-Cola	200,768		8,633,024
Coca-Cola European Partners	220,351		8,366,727
Conagra Brands	561,398		20,805,410
Kellogg	436,824	[b]	28,127,097
Kraft Heinz	227,209		13,059,973
Mondelez International, Cl. A	212,157		8,331,405
PepsiCo	89,373		8,959,643
			96,283,279
Health Care Equipment & Services - 6.1%
Abbott Laboratories	377,477		23,226,160
Boston Scientific	302,689	[a]	9,198,719
CVS Health	283,940		17,998,957
DaVita	121,148	[a]	8,097,532
Humana	64,597		18,796,435
McKesson	60,934		8,648,972
Quest Diagnostics	88,317		9,408,410
UnitedHealth Group	76,514		18,478,896
			113,854,081
Insurance - 2.3%
American International Group	376,417		19,871,053
Athene Holding, Cl. A	188,874	[a]	8,437,002
Hartford Financial Services Group	284,488		14,887,257
			43,195,312
Materials - 8.5%
CF Industries Holdings	696,716		28,662,896
DowDuPont	483,985		31,028,278
Freeport-McMoRan	809,467		13,679,992
Martin Marietta Materials	109,020		24,297,287
Mosaic	501,555		13,787,747
Newmont Mining	444,246		17,294,497
Vulcan Materials	219,017		27,977,232
			156,727,929
Media - 4.6%
Comcast, Cl. A	443,399		13,825,181
Omnicom Group	261,612	[b]	18,856,993
Time Warner	369,664		34,807,562

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Media - 4.6% (continued)
Twenty-First Century Fox, Cl. A		483,086		18,622,965
				86,112,701
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Biogen		31,649	[a]	9,303,540
Bristol-Myers Squibb		163,302		8,592,951
Gilead Sciences		118,496		7,986,630
Merck & Co.		559,271		33,293,403
Mylan		234,534	[a]	9,020,178
Pfizer		1,152,550		41,411,122
				109,607,824
Retailing - .5%
Advance Auto Parts		75,994		9,774,348
Semiconductors & Semiconductor Equipment - 2.3%
Microchip Technology		95,518	[b]	9,301,543
QUALCOMM		249,483		14,499,952
Texas Instruments		168,770		18,887,051
				42,688,546
Software & Services - 4.7%
Alphabet, Cl. A		8,448	[a]	9,292,800
Fortinet		154,023	[a]	9,423,127
International Business Machines		218,093		30,818,722
Oracle		581,546		27,169,829
Teradata		247,252	[a,b]	9,857,937
				86,562,415
Technology Hardware & Equipment - 4.5%
Apple		75,960		14,194,645
Cisco Systems		1,411,805		60,298,192
Xerox		301,441		8,193,166
				82,686,003
Telecommunication Services - 3.0%
Verizon Communications		1,155,610		55,087,929
Transportation - 1.4%
Delta Air Lines		486,794		26,311,216
Utilities - 1.3%
FirstEnergy		686,514		23,629,812
Total Common Stocks (cost $1,537,320,606)				1,848,349,712
	7-Day
	Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,000,772)	1.73	6,000,772	[c]	6,000,772

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $7,436,002)	1.68	7,436,003 [c]	7,436,003
Total Investments (cost $1,550,757,380)		100.5%	1,861,786,487
Liabilities, Less Cash and Receivables		(.5%)	(9,811,326)
Net Assets		100.0%	1,851,975,161

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $64,335,064 and the value of the collateral held by the fund was $66,121,132, consisting of cash collateral of $7,436,003 and U.S. Government & Agency securities valued at $58,685,129.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 20018 (Unaudited)

The following is a summary of the inputs used as of May 31, 20018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,831,605,841	-	-	1,831,605,841
Equity Securities—
Foreign Common
Stocks†	8,366,727	-	-	8,366,727
Exchange-Traded
Funds	8,377,144	-	-	8,377,144
Registered Investment
Companies	13,436,775	-	-	13,436,775

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 20018, accumulated net unrealized appreciation on investments was $311,029,107, consisting of $343,427,533 gross unrealized appreciation and $32,398,426 gross unrealized depreciation.

At May 31, 20018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Automobiles & Components - 3.0%
Dana	57,000		1,271,100
Lear	5,390		1,067,220
Visteon	30,035	[a]	3,753,174
			6,091,494
Banks - 5.9%
Cathay General Bancorp	78,090		3,294,617
Comerica	38,510		3,631,108
East West Bancorp	61,740		4,289,695
Synovus Financial	4,430		239,707
UMB Financial	4,820		371,381
			11,826,508
Capital Goods - 10.9%
AGCO	28,590		1,818,324
Curtiss-Wright	24,650		3,136,712
EMCOR Group	44,090		3,347,754
GATX	3,885	[b]	279,332
Granite Construction	7,320	[b]	416,288
KBR	59,690		1,099,490
KLX	35,530	[a]	2,623,180
Owens Corning	30,470		1,926,313
Spirit AeroSystems Holdings, Cl. A	28,355		2,401,952
Terex	59,310		2,347,490
Toro	38,440		2,229,520
Woodward	2,700		204,579
			21,830,934
Commercial & Professional Services - 1.1%
Copart	14,540	[a]	797,228
Deluxe	2,870	[b]	190,970
Dun & Bradstreet	3,180		390,536
ManpowerGroup	9,530		857,700
			2,236,434
Consumer Durables & Apparel - 6.5%
Deckers Outdoor	42,070	[a,b]	4,760,641
KB Home	65,850		1,734,489
NVR	1,250	[a]	3,738,175
Toll Brothers	67,680		2,672,683
TRI Pointe Group	11,650	[b]	201,079
			13,107,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Consumer Services - 2.9%
H&R Block	101,190	[b]	2,777,665
Hilton Grand Vacations	13,290		528,410
Royal Caribbean Cruises	24,940		2,618,201
			5,924,276
Diversified Financials - 2.4%
Discover Financial Services	4,820		356,005
Evercore Partners, Cl. A	10,780		1,125,432
Federated Investors, Cl. B	119,480		2,899,780
SEI Investments	7,765		495,252
			4,876,469
Energy - 3.9%
HollyFrontier	76,060		5,870,311
Marathon Petroleum	24,360		1,925,171
			7,795,482
Food, Beverage & Tobacco - 2.0%
Ingredion	13,280		1,479,259
Sanderson Farms	25,220	[b]	2,468,534
			3,947,793
Health Care Equipment & Services - 3.9%
Masimo	5,200	[a]	515,060
Varian Medical Systems	19,350	[a]	2,280,784
WellCare Health Plans	23,050	[a]	5,109,493
			7,905,337
Household & Personal Products - 1.4%
Edgewell Personal Care	62,290	[a,b]	2,723,319
Insurance - 7.2%
CNO Financial Group	142,430		2,851,449
Kemper	18,290	[b]	1,416,561
Old Republic International	115,500		2,423,190
Primerica	43,955	[b]	4,322,974
Reinsurance Group of America	18,530		2,769,123
Torchmark	7,030		596,355
			14,379,652
Materials - 9.1%
Chemours	44,480		2,179,075
Freeport-McMoRan	109,950		1,858,155
Greif, Cl. A	28,590		1,667,083
Huntsman	69,510		2,222,235
Louisiana-Pacific	144,130		4,205,713
Owens-Illinois	75,220	[a,b]	1,399,092
Westlake Chemical	32,350		3,743,865
Worthington Industries	21,740	[b]	1,042,433
			18,317,651

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Media - .8%
John Wiley & Sons, Cl. A	23,200		1,572,960
Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
Bio-Techne	1,640		246,525
Bruker	15,690		474,936
Catalent	28,690	[a]	1,126,369
Charles River Laboratories International	33,160	[a]	3,565,363
Mettler-Toledo International	3,475	[a]	1,913,822
Perrigo	13,100		958,396
United Therapeutics	16,180	[a]	1,724,464
Waters	6,350	[a]	1,223,137
Zoetis	34,180		2,860,866
			14,093,878
Real Estate - 6.4%
First Industrial Realty Trust	123,240	[c]	4,058,293
Kilroy Realty	20,850	[c]	1,587,728
Lamar Advertising, Cl. A	48,055	[b,c]	3,326,367
Piedmont Office Realty Trust, Cl. A	23,780	[c]	457,052
Weingarten Realty Investors	118,225	[c]	3,466,357
			12,895,797
Retailing - 1.1%
Best Buy	13,770		939,803
Big Lots	30,790	[b]	1,259,619
			2,199,422
Semiconductors & Semiconductor Equipment - 2.9%
First Solar	18,200	[a]	1,230,502
MKS Instruments	13,480		1,512,456
ON Semiconductor	121,020	[a]	3,041,233
			5,784,191
Software & Services - 10.1%
CDK Global	66,380		4,271,553
Convergys	125,440	[b]	2,965,402
CoreLogic	53,490	[a]	2,804,481
Fair Isaac	17,450	[a,b]	3,211,323
Manhattan Associates	68,840	[a]	2,995,917
MAXIMUS	61,710		3,758,139
VeriSign	2,100	[a]	273,924
			20,280,739
Technology Hardware & Equipment - 4.7%
F5 Networks	6,840	[a]	1,184,072
Jabil	50,550		1,429,554
NCR	89,520	[a,b]	2,694,552
Tech Data	2,800	[a]	243,068
Vishay Intertechnology	137,770	[b]	2,920,724

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Technology Hardware & Equipment - 4.7% (continued)
Zebra Technologies, Cl. A		6,160	[a]	945,622
				9,417,592
Transportation - .2%
Werner Enterprises		10,880	[b]	426,496
Utilities - 5.0%
IDACORP		10,780	[b]	995,641
MDU Resources Group		156,220		4,342,916
New Jersey Resources		49,290	[b]	2,188,476
NorthWestern		43,710		2,381,321
OGE Energy		5,880		205,918
				10,114,272
Total Common Stocks (cost $165,186,443)				197,747,763
	7-Day
Yield (%)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $348,008)	1.73	348,008	[d]	348,008

Investment of Cash Collateral for Securities Loaned - 2.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $4,127,564)	1.68	4,127,564	[d]	4,127,564
Total Investments (cost $169,662,015)		100.7%		202,223,335
Liabilities, Less Cash and Receivables		(.7%)		(1,333,447)
Net Assets		100.0%		200,889,888

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $27,748,968 and the value of the collateral held by the fund was $28,590,412, consisting of cash collateral of $4,127,564 and U.S. Government & Agency securities valued at $24,462,848.
[c] Investment in real estate investment trust.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	197,747,763	-	-	197,747,763
Registered Investment
Company	4,475,572	-	-	4,475,572

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2018, accumulated net unrealized appreciation on investments was $32,561,320, consisting of $38,542,796 gross unrealized appreciation and $5,981,476 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Automobiles & Components - 1.8%
Tesla	21,508	[a,b]	6,123,973
Commercial & Professional Services - 1.0%
CoStar Group	8,638	[b]	3,292,978
Health Care Equipment & Services - 1.2%
Intuitive Surgical	9,172	[b]	4,216,093
Retailing - 11.5%
Amazon. com	12,170	[b]	19,832,475
Netflix	53,523	[b]	18,818,687
			38,651,162
Semiconductors & Semiconductor Equipment - 19.0%
Applied Materials	156,081		7,925,793
Broadcom	37,263		9,392,884
Lam Research	32,238	[a]	6,388,927
Microchip Technology	73,489	[a]	7,156,359
Micron Technology	155,090	[b]	8,931,633
NVIDIA	60,671		15,300,620
Texas Instruments	79,615		8,909,715
			64,005,931
Software & Services - 47.9%
Activision Blizzard	161,896		11,480,045
Adobe Systems	60,514	[b]	15,084,930
Alibaba Group Holding, ADR	64,795	[a,b]	12,830,058
Alphabet, Cl. C	6,876	[b]	7,460,391
Facebook, Cl. A	58,001	[b]	11,123,432
International Business Machines	69,425		9,810,447
Microsoft	197,921		19,562,512
Oracle	200,783		9,380,582
PayPal Holdings	116,990	[b]	9,601,369
salesforce.com	107,577	[b]	13,912,933
ServiceNow	41,224	[b]	7,321,795
Splunk	47,773	[b]	5,293,726
Square, Cl. A	75,554	[a,b]	4,401,021
Tencent Holdings	163,400		8,236,611
Visa, Cl. A	80,479	[a]	10,520,215
Weibo Corp	52,007	[a,b]	5,300,033
			161,320,100
Technology Hardware & Equipment - 13.5%
Amphenol, Cl. A	51,209		4,451,598
Apple	95,844		17,910,368

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
Technology Hardware & Equipment - 13.5% (continued)
Cisco Systems		315,251		13,464,370
Lumentum Holdings		44,070	[a,b]	2,589,113
Palo Alto Networks		33,480	[b]	6,966,853
				45,382,302
Telecommunication Services - 1.9%
Verizon Communications		133,867		6,381,440
Total Common Stocks (cost $195,815,176)				329,373,979
	7-Day
Yield (%)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,214,261)	1.73	7,214,261	[c]	7,214,261

Investment of Cash Collateral for Securities Loaned - 3.9%
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $13,030,328)	1.68	13,030,328	[c]	13,030,328
Total Investments (cost $216,059,765)		103.8%		349,618,568
Liabilities, Less Cash and Receivables		(3.8%)		(12,956,284)
Net Assets		100.0%		336,662,284
ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $47,923,826 and the value of the collateral held by the fund was $49,246,851, consisting of cash collateral of $13,030,328 and U.S. Government & Agency securities valued at $36,216,523.
[b] Non-income producing security.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	303,007,277	-		-	303,007,277
Equity Securities—
Foreign Common
Stocks†	18,130,091	8,236,611	††	-	26,366,702
Registered Investment
Companies	20,244,589	-		-	20,244,589

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The fund’s investment in a limited partnership is valued using the “practical expedient” (as defined by the Accounting Standards Update (“ASU”) 2009-12, Investments in Certain Entities that Calculate Net Asset Value per Share), which is based upon the fund’s estimated pro-rata interest in the capital balance of the limited partnership and represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership. Limited partnerships valued using the “practical expedient” are not categorized in the fair value hierarchy.

NOTES

The fund’s investment in the limited partnership cannot be redeemed. Rather, the fund receives distributions upon the liquidation of the underlying assets of the limited partnership. The fund expects to receive final distribution from the limited partnership in December of 2017.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized appreciation on investments was $133,558,803, consisting of $136,251,590 gross unrealized appreciation and $2,692,787 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 23, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)